UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 13, 2009

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total: $4,273,239,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   141756  2463607 SH       Sole                  2160757            302850
Alleghany Corp Convertible Pre COM              017175209     7475    30450 SH       Sole                    27250              3200
Alleghany Corp.                COM              017175100    74186   263070 SH       Sole                   222222             40848
Altera Corporation             COM              021441100   209360 12528999 SH       Sole                 11200409           1328590
American Express               COM              025816109    74389  4010184 SH       Sole                  3577984            432200
Apache Corp.                   COM              037411105    94772  1271598 SH       Sole                  1173628             97970
Ascent Media Corporation Cl A  COM              043632108     4921   225336 SH       Sole                   209709             15627
Athenahealth Inc               COM              04685w103      632    16800 SH       Sole                    16800
Baker Hughes Inc.              COM              057224107    27411   854723 SH       Sole                   666823            187900
Berkley W R Corp.              COM              084423102      518    16705 SH       Sole                    16705
Berkshire Hathaway Class B     COM              084670207      588      183 SH       Sole                      183
Boeing                         COM              097023105      388     9100 SH       Sole                     9100
Borg Warner Inc                COM              099724106     4983   228900 SH       Sole                   205900             23000
Cimarex Energy Co.             COM              171798101    14326   534967 SH       Sole                   521678             13289
Coca Cola Corp.                COM              191216100   272705  6023975 SH       Sole                  5385000            638975
Comcast Corp. Cl A             COM              20030N101     8864   525108 SH       Sole                   215108            310000
Comcast Corp. Special Cl A     COM              20030N200   226465 14022602 SH       Sole                 12522116           1500486
ConocoPhillips                 COM              20825c104    17420   336295 SH       Sole                   307135             29160
Costco Wholesalers Corp.       COM              22160K105   125029  2381500 SH       Sole                  2192000            189500
Discovery Communications Cl A  COM              25470f104    21188  1496351 SH       Sole                  1352486            143865
Discovery Communications Cl C  COM              25470f302    28689  2142601 SH       Sole                  1973844            168757
Dish Network Corp              COM              25470m109      226    20400 SH       Sole                    20400
Dresser-Rand Group Inc.        COM              261608103    56452  3272552 SH       Sole                  2898652            373900
E.W. Scripps Co. Cl A          COM              811054402     3412  1543888 SH       Sole                  1405697            138191
Ecolab Inc.                    COM              278865100   171224  4871224 SH       Sole                  4266924            604300
Exxon Mobil                    COM              30231G102      607     7600 SH       Sole                     7600
General Electric Company       COM              369604103   150389  9283253 SH       Sole                  8045653           1237600
IShares Russell 1000 Value     COM              464287598    10034   202618 SH       Sole                   202618
L-3 Communications Holdings In COM              502424104   122635  1662165 SH       Sole                  1469150            193015
Liberty Global Inc. A          COM              530555101    35761  2246313 SH       Sole                  1959151            287162
Liberty Global Inc. Ser C      COM              530555309   123277  8121025 SH       Sole                  7361681            759344
Liberty Media Corp Cap Ser A   COM              53071M302     5890  1250601 SH       Sole                  1183457             67144
Liberty Media Entertainment Cl COM              53071M500   114564  6554024 SH       Sole                  5764833            789191
Liberty Media Interactive A    COM              53071M104    26725  8565794 SH       Sole                  7659130            906664
Microsoft Corp.                COM              594918104   202092 10395682 SH       Sole                  9324232           1071450
Millipore Corp.                COM              601073109    80502  1562544 SH       Sole                  1487964             74580
National Instruments Corp.     COM              636518102    78951  3241023 SH       Sole                  3035685            205338
Neustar Inc-Class A            COM              64126X201      524    27400 SH       Sole                    27400
Newfield Exploration Co.       COM              651290108    71794  3635154 SH       Sole                  3184091            451063
Noble Energy Inc.              COM              655044105    94534  1920634 SH       Sole                  1604388            316246
Novartis AG (ADR)              COM              66987V109     2527    50786 SH       Sole                    50786
Peabody Energy Corp.           COM              704549104    55376  2434106 SH       Sole                  2210258            223848
Praxair, Inc.                  COM              74005P104   199683  3363924 SH       Sole                  3014716            349208
Progressive Corp.              COM              743315103    94705  6394680 SH       Sole                  5803880            590800
Rogers Communications Inc Cl B COM              775109200    34504  1147081 SH       Sole                   758981            388100
SLM Corp.                      COM              78442p106    56056  6298406 SH       Sole                  5564706            733700
SPDR Trust Series 1            COM              78462F103    23327   258500 SH       Sole                   258500
Schlumberger Limited           COM              806857108     1441    34041 SH       Sole                    34041
Scripps Networks Inter-Cl A    COM              811065101    60719  2759969 SH       Sole                  2544369            215600
Teva Pharmaceutical (ADR)      COM              881624209    56492  1327035 SH       Sole                  1099735            227300
Thermo Fisher Scientific       COM              883556102     9236   271100 SH       Sole                   197100             74000
UnitedHealth Group Inc.        COM              91324P102   189651  7129720 SH       Sole                  6274620            855100
Vodafone Group PLC (ADR)       COM              92857w209    15538   760190 SH       Sole                   700617             59573
Wal-Mart Stores Inc.           COM              931142103   334711  5970580 SH       Sole                  5303980            666600
Waste Management Inc.          COM              94106L109   247762  7476219 SH       Sole                  6693019            783200
White Mountains Insurance Grou COM              g9618e107     4144    15515 SH       Sole                    14615               900
Willis Group Holdings Ltd.     COM              g96655108   172483  6932615 SH       Sole                  6238215            694400
Yahoo, Inc.                    COM              984332106     9224   756057 SH       Sole                   467200            288857